Financial Instruments - Schedule of Financial Liabilities Contractual Terms and at Undiscounted Amounts (Details) - Liquidity risk [member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Trade payable	$ 1,154	$ 1,315
Payables and credit balances	840	1,175
Lease liability	257	99
Credit from banking corporations		99
Total	2,251	2,688
Up to one year [Member]
Disclosure of financial liabilities [line items]
Trade payable	1,154	1,315
Payables and credit balances	840	1,175
Lease liability	100	65
Credit from banking corporations		73
Total	2,094	2,628
One to two years [Member]
Disclosure of financial liabilities [line items]
Trade payable
Payables and credit balances
Lease liability	77	33
Credit from banking corporations		26
Total	77	59
From two years to three years [Member]
Disclosure of financial liabilities [line items]
Trade payable
Payables and credit balances
Lease liability	80	1
Credit from banking corporations
Total	$ 80	$ 1